UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: MAY 31

Date of reporting period: JUNE 1, 2009 – NOVEMBER 30, 2009

                                             (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

Managers AMG Funds

November 30, 2009

Essex Growth Fund

Essex Small/Micro Cap Growth Fund

Managers AMG Funds

Essex Growth and Essex Small/Micro Cap Growth Funds

Semi-Annual Report – November 30, 2009 (unaudited)

TABLE OF CONTENTS	Page
ABOUT YOUR FUND’S EXPENSES	1

FUNDS’ PERFORMANCE	2

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

Essex Growth Fund	3

Essex Small/Micro Cap Growth Fund	6

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	9

FINANCIAL STATEMENTS

Statements of Assets and Liabilities	10

Funds’ balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statements of Operations	11

Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	12

Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	13

Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	15

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS	21

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended November 30, 2009	Expense Ratio for the Period	Beginning Account Value 06/01/2009	Ending Account Value 11/30/2009	Expenses Paid During the Period*
Essex Growth Fund
Institutional Class
Based on Actual Fund Return	1.46%	$1,000	$1,151	$7.87
Based on Hypothetical 5% Annual Return	1.46%	$1,000	$1,018	$7.38

Essex Small/Micro Cap Growth Fund
Class A
Based on Actual Fund Return	1.41%	$1,000	$1,141	$7.57
Based on Hypothetical 5% Annual Return	1.41%	$1,000	$1,018	$7.13
Class C
Based on Actual Fund Return	2.16%	$1,000	$1,137	$11.57
Based on Hypothetical 5% Annual Return	2.16%	$1,000	$1,014	$10.91

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Managers AMG Funds Performance

All periods ended November 30, 2009 (unaudited)

The tables below show the average annual total returns since inception through November 30, 2009 of Essex Growth Fund and Essex Small/Micro Cap Growth Fund and each Fund’s relative index for the same time periods.

			Average Annual Total Returns [1]					Inception Date
		Six Months	One Year	Three Years	Five Years	Ten Years	Since Inception
Essex Growth Fund [2,3]
Institutional Class		15.05%	30.74%	(10.13)%	(3.61)%	(4.62)%	(2.72)%	11/1/1999
Russell 3000® Growth Index [5]		20.23%	35.13%	(3.08)%	1.66%	(3.12)%	(2.51)%
Essex Small/Micro Cap Growth Fund [2,4]
Class A*	No Load	14.12%	30.15%	(8.77)%	(0.88)%	—	6.20%	9/28/2000
Class A*	With Load	7.59%	22.68%	(10.55)%	(2.05)%	—	5.52%	9/28/2000
Class C*	No Load	13.72%	29.28%	(9.45)%	—	—	(9.21)%	3/1/2006
Class C*	With Load	12.72%	28.28%	(9.45)%	—	—	(9.21)%	3/1/2006
Russell 2000® Growth Index [6]		14.84%	30.59%	(6.67)%	(0.07)%	—	(2.16)%

*	The inception date for class A shares reflects that of the “Predecessor Fund” which commenced operations September 28, 2000. Class C shares commenced operations on March 1, 2006.

The performance data shown represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of November 30, 2009. All returns are in U.S. dollars($).

[2]	Fund for which, from time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]

Returns for all periods prior to March 1, 2002 reflect performance of the Investor class, which began operations on November 1, 1999. Prior to March 1, 2002, the Fund had a single share class (the Investor class). On March 1, 2002, the Institutional share class was launched with a lower total operating expense ratio than the Investor class. The Fund changed to a single class structure on June 30, 2006, when the Investor class was closed and each Investor class share of the Fund outstanding at the conversion time was converted to a number of full and/ or fractional Institutional class shares of the Fund. The performance information for periods prior to March 1, 2002 reflects actual performance of the Investor class shares for that period and has not been adjusted for any expense ratio difference between the Investor and Institutional class shares.

[4]

The Fund is subject to risks associated with investments in small capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[5]

The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 3000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.

[6]	The Russell 2000® Growth Index measures the performance of the Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Growth Index and the Russell 3000® Growth Index are trademarks of Russell Investments. Russell® is a trademark of Russell Investments.

Not FDIC insured, nor bank guaranteed. May lose value.

Essex Growth Fund

Fund Snapshots

November 30, 2009 (unaudited)

Portfolio Breakdown

Top Ten Holdings

Security Name	Percentage of Net Assets
Dragonwave, Inc.	4.0%
Google, Inc.*	3.9
Apple, Inc.*	2.9
Kohl’s Corp.*	2.6
Potash Corp. of Saskatchewan, Inc.*	2.5
Cisco Systems, Inc.*	2.5
Goldman Sachs Group, Inc.*	2.5
ON Semiconductor Corp.	2.3
Anadarko Petroleum Corp.	2.3
Microsoft Corp.	2.2

Top Ten as a Group	27.7%

*	Top Ten Holding at May 31, 2009

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Essex Growth Fund

Schedule of Portfolio Investments

November 30, 2009 (unaudited)

	Shares		Value
Common Stocks - 100.1%
Consumer Discretionary - 8.8%
Best Buy Co., Inc.	2,032		$87,031
G-III Apparel Group, Ltd.*	2,520		42,764
Harman International Industries, Inc.	3,745		140,849
Kohl’s Corp.*	4,026		213,942
TJX Cos., Inc., The	4,469		171,520
Wonder Auto Technology, Inc.*	6,435		76,705
Total Consumer Discretionary			732,811
Consumer Staples - 3.4%
Costco Wholesale Corp.	1,401		83,934
Green Mountain Coffee Roasters, Inc.*	1,039		65,436
TreeHouse Foods, Inc.*	3,758		131,042
Total Consumer Staples			280,412
Energy - 9.3%
Anadarko Petroleum Corp.	3,193		190,079
Core Laboratories, N.V.	805		85,531
GMX Resources, Inc.*	5,338	[2]	62,348
Occidental Petroleum Corp.	1,647		133,061
PetroHawk Energy Corp.*	3,241		72,404
Southwestern Energy Co.*	3,293		144,760
Transocean, Ltd.*	1,035		88,379
Total Energy			776,562
Financials - 6.8%
Ameriprise Financial, Inc.	3,266		124,500
E*Trade Group, Inc.*	40,200		65,928
Goldman Sachs Group, Inc.	1,223		207,494
Morgan Stanley Co.	5,457		172,332
Total Financials			570,254
Health Care - 12.6%
Baxter International, Inc.	1,518		82,807
Celgene Corp.*	2,875		159,419
Electro-Optical Sciences, Inc.*	9,012		94,626
Gilead Sciences, Inc.*	1,938		89,245
HMS Holdings Corp.*	1,425		62,999
Human Genome Sciences, Inc.*	5,469		152,148
Momenta Pharmaceutical, Inc.*	12,153		120,922
Teva Pharmaceutical Industries, Ltd.,
Sponsored ADR	1,626		85,837
Thoratec Corp.*	3,050		90,859
Vertex Pharmaceuticals, Inc.*	2,890		112,190
Total Health Care			1,051,052

	Shares		Value
Industrials - 9.3%
Aecom Technology Corp.*	3,047		$77,394
American Superconductor Corp.*	5,452		181,007
Ener1, Inc.*	12,063		70,689
FedEx Corp.	1,643		138,751
Kaydon Corp.	1,326		47,153
MasTec, Inc.*	5,632		71,864
Parker Hannifin Corp.	1,471		79,375
Quanta Services, Inc.*	5,584		104,700
Total Industrials			770,933
Information Technology - 36.9%
Aixtron AG, Sponsored ADR	3,917	[2]	141,678
Amphenol Corp., Class A	3,034		125,001
Apple, Inc.*	1,192		238,293
Arcsight, Inc.*	4,320		98,280
ASML Holding, N.V.	3,186		98,734
Avago Technologies, Ltd.*	4,919		78,015
Cisco Systems, Inc.*	8,869		207,535
CommScope, Inc.*	5,740		144,246
Cypress Semiconductor Corp.*	9,253		88,551
DragonWave, Inc.*	33,418		334,180
Google, Inc.*	555		323,565
GSE Systems, Inc.*	12,919		61,494
Microsoft Corp.	6,215		182,783
Motorola, Inc.	10,813		86,612
Nvidia Corp.*	6,342		82,826
ON Semiconductor Corp.*	24,785		192,332
Palm, Inc.*	14,504	[2]	158,239
QUALCOMM, Inc.	2,062		92,790
Salesforce.com, Inc.*	2,129		133,446
Sourcefire, Inc.*	3,899		76,537
Telvent GIT SA	4,121		131,625
Total Information Technology			3,076,762
Materials - 11.1%
Air Products & Chemicals, Inc.	1,029		85,335
Freeport McMoRan Copper & Gold, Inc.,
Class B*	1,511		125,111
Goldcorp, Inc.	2,046		85,932
Mosaic Co., The,	2,302		125,344
Potash Corp. of Saskatchewan, Inc.	1,848		207,752
U.S. Steel Corp.	3,738		166,939
Walter Industries, Inc.	1,833		125,744
Total Materials			922,157

The accompanying notes are an integral part of these financial statements.

Essex Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Telecommunication Services - 1.9%
NII Holdings, Inc., Class B*	5,311	$158,268
Total Common Stocks (cost $7,106,253)		8,339,211
Short-Term Investments - 4.0%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.15%[3]	327,009	327,009
BNY Institutional Cash Reserves Fund, Series B* [3,4]	34,551	6,651
Total Short-Term Investments (cost $361,560)		333,660
Total Investments - 104.1% (cost $7,467,813)		8,672,871
Other Assets, less Liabilities - (4.1)%		(339,088)
Net Assets - 100.0%		$8,333,783

The accompanying notes are an integral part of these financial statements.

Essex Small/Micro Cap Growth Fund

Fund Snapshots

November 30, 2009 (unaudited)

Portfolio Breakdown

Top Ten Holdings

Security Name	Percentage of Net Assets
BioScrip, Inc.*	2.2%
Wonder Auto Technology, Inc.*	2.1
Interactive Intelligence, Inc.*	2.0
Steven Madden, Ltd.*	2.0
Blackboard, Inc.	2.0
RehabCare Group, Inc.*	2.0
Transcend Services, Inc.	1.8
Neogen Corp.	1.8
NICE Systems, Ltd.	1.6
Westport Innovations, Inc.	1.6

Top Ten as a Group	19.1%

*	Top Ten Holding at May 31, 2009

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments

November 30, 2009 (unaudited)

	Shares		Value
Common Stocks - 100.4%
Consumer Discretionary - 17.5%
Alpha Pro Tech, Ltd.*	249,035	[2]	$1,240,194
American Public Education, Inc.*	52,251		1,673,600
Cinemark Holdings, Inc.	159,891		2,022,621
Corinthian Colleges, Inc.*	146,382		2,169,381
Dolan Media Co.*	127,160		1,494,130
FGX International Holdings, Ltd.*	136,110		2,245,815
Helen of Troy, Ltd.*	132,345		2,719,690
Modine Manufacturing Co.	179,906		1,912,401
NutriSystem, Inc.	87,624	[2]	2,164,313
Outdoor Channel Holdings, Inc.*	60,723		356,444
PEP Boys-Manny, Moe & Jack, Inc.	174,654		1,412,951
Steven Madden, Ltd.*	101,959		3,637,897
ULTA Salon, Cosmetics & Fragrance, Inc.*	113,771		1,869,257
Westport Innovations, Inc.*	231,331		2,824,551
Wonder Auto Technology, Inc.*	310,930		3,706,286
Total Consumer Discretionary			31,449,531
Consumer Staples - 0.6%
Darling International, Inc.*	148,628		1,058,231
Energy - 0.8%
GMX Resources, Inc.*	127,490		1,489,083
Financials - 5.8%
Cardtronics, Inc.*	57,140		631,397
Delphi Financial Group, Inc., Class A	90,366		1,975,401
E*Trade Group, Inc.*	1,085,943		1,780,947
Piper Jaffray Co., Inc.*	52,647		2,282,247
PMA Capital Corp., Class A*	299,007		1,904,675
Portfolio Recovery Associates, Inc.*	41,847		1,884,370
Total Financials			10,459,037
Health Care - 27.4%
3SBio, Inc., ADR*	178,674	[2]	2,483,569
Affymetrix, Inc.*	226,113		1,071,776
AngioDynamics, Inc.*	143,410		2,230,025
Bio-Reference Laboratories, Inc.*	55,818		1,830,830
BioScrip, Inc.*	512,932		3,857,249
Eclipsys Corp.*	103,643		1,900,813
Endologix, Inc.*	408,265		1,731,044
ev3, Inc.*	154,639		1,963,915
HeartWare International, Inc.*	71,102		2,234,025
Illumina, Inc.*	48,486		1,402,215
Jazz Pharmaceuticals, Inc.*	188,328	[2]	1,436,943
Kendle International, Inc.*	109,659		1,641,595

	Shares		Value
Medicis Pharmaceutical Corp., Class A	97,764		$2,306,253
Merge Healthcare, Inc.*	386,047		1,181,304
Neogen Corp.*	99,788		3,247,101
NuVasive, Inc.*	47,924		1,555,134
Obagi Medical Products, Inc.*	190,442		2,144,377
PAREXEL International Corp.*	156,258		1,876,659
RehabCare Group, Inc.*	127,325		3,586,745
Thoratec Corp.*	79,896		2,380,102
TomoTherapy, Inc.*	449,418		1,537,009
Transcend Services, Inc.*	179,477		3,305,966
Volcano Corp.*	154,606		2,277,346
Total Health Care			49,181,995
Industrials - 12.0%
American Railcar Industries, Inc.	40,085		423,298
American Superconductor Corp.*	80,854		2,684,353
Ameron International Corp.	19,817		1,128,776
APAC Customer Services, Inc.*	290,353	[2]	1,518,546
Applied Signal Technology, Inc.	116,855		2,310,223
Bucyrus International, Inc.	44,524		2,305,898
CIRCOR International, Inc.	67,114		1,620,132
DXP Enterprises, Inc.*	149,289		1,779,525
Fuelcell Energy, Inc.*	500,480		1,531,469
Kaydon Corp.	58,097		2,065,929
Layne Christensen Co.*	71,308		1,855,434
LSI Industries, Inc.	106,863		773,688
Power-One, Inc.*	117,860		433,725
PowerSecure International, Inc.*	132,186		1,090,535
Total Industrials			21,521,531
Information Technology - 35.0%
Acme Packet, Inc.*	239,390		2,456,141
Amtech Systems, Inc.*	207,353		1,239,971
AsiaInfo Holdings, Inc.*	74,392		1,829,299
Blackboard, Inc.*	86,204		3,597,293
Ceragon Networks, Ltd.*	19,772		192,382
Ceva, Inc.*	20,252		235,733
China TransInfo Technology Corp.*	252,800		1,875,776
Cirrus Logic, Inc.*	294,680		1,600,112
ClickSoftware Technologies, Ltd.*	283,582		1,449,104
Comverge, Inc.*	166,529	[2]	1,711,918
Concur Technologies, Inc.*	59,616		2,209,369
CyberSource Corp.*	122,569		2,104,510
DG FastChannel, Inc.*	70,851		1,909,434
Entegris, Inc.*	514,352		2,144,848

The accompanying notes are an integral part of these financial statements.

Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Information Technology - 35.0% (continued)
FalconStor Software, Inc.*	347,360		$1,340,810
GSI Commerce, Inc.*	124,022	[2]	2,770,651
Ikanos Communications, Inc.*	514,418		848,790
Infinera Corp.*	40,914		336,722
InfoSpace, Inc.*	12,375		101,228
Interactive Intelligence, Inc.*	212,406		3,666,128
Intevac, Inc.*	164,647		2,048,209
Kenexa Corp.*	112,297		1,218,422
Kopin Corp.*	467,055		2,013,007
Lecroy Corp.*	285,357		1,169,964
Local.com Corp.*	134,697		721,976
Nanometrics, Inc.*	164,468		1,779,544
Network Equipment Technologies, Inc.*	41,426		142,091
NIC, Inc.	314,200		2,720,972
NICE Systems, Ltd.*	95,551		2,896,151
Online Resources Corp.*	259,141		1,425,276
PLATO Learning, Inc.*	260,066		1,089,677
Presstek, Inc.*	430,592		973,138
Radiant Systems, Inc.*	173,267		1,678,957
Renaissance Learning, Inc.	8,701		94,406
Scientific Learning Corp.*	13,593		67,013

	Shares	Value
SkillSoft PLC*	271,710	$2,668,192
Sourcefire, Inc.*	141,956	2,786,596
Ultimate Software Group, Inc., The*	67,248	1,810,989
XYRATEX, Ltd.*	156,802	1,767,159
Total Information Technology		62,691,958
Materials - 0.5%
Headwaters, Inc.*	177,726	837,089
Telecommunication Services - 0.8%
Neutral Tandem, Inc.*	62,292	1,437,076
Total Common Stocks (cost $165,026,994)		180,125,531
Short-Term Investments - 3.0%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.15%[3]	5,363,000	5,363,000
BNY Institutional Cash Reserves Fund, Series B*[3,4]	353,256	68,002
Total Short-Term Investments (cost $5,716,256)		5,431,002
Total Investments - 103.4% (cost $170,743,250)		185,556,533
Other Assets, less Liabilities - (3.4)%		(6,114,252)
Net Assets - 100.0%		$179,442,281

The accompanying notes are an integral part of these financial statements.

Managers AMG Funds

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At November 30, 2009, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were:

Fund	Cost	Appreciation	Depreciation	Net
Essex Growth Fund	$7,520,943	$1,363,571	($211,643)	$1,151,928
Essex Small/Micro Cap Growth Fund	176,119,291	31,579,663	(22,142,421)	9,437,242

*	Non-income-producing security.
[1]

Yield shown for each investment company represents the November 30, 2009, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of November 30, 2009, amounting to:

Fund	Market Value	% of Net Assets
Essex Growth Fund	$347,181	4.2%
Essex Small/Micro Cap Growth Fund	5,397,460	3.0%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]

On September 12, 2008, The Bank of New York Mellon (“BNYM”) established a separate sleeve of the BNY Institutional Cash Reserves Fund (“ICRF”) (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

Investments Definitions and Abbreviations:

ADR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

Managers AMG Funds

Statements of Assets and Liabilities

November 30, 2009 (unaudited)

	Essex Growth	Essex Small/Micro Cap Growth
Assets:
Investments at value* (including securities on loan valued at $347,181 and $5,397,460, respectively)	$8,672,871	$185,556,533
Receivable for investments sold	471,389	2,460,881
Receivable for Fund shares sold	—	144,165
Dividends and other receivables	7,284	71,962
Prepaid expenses	12,939	24,739
Total assets	9,164,483	188,258,280
Liabilities:
Payable to Affiliate	—	1,055,405
Payable for investments purchased	423,138	1,193,697
Payable to Custodian	4,555	—
Payable for Fund shares repurchased	—	550,727
Payable upon return of securities loaned	361,560	5,716,256
Accrued expenses:
Investment advisory and management fees	6,898	157,029
Other	34,549	142,885
Total liabilities	830,700	8,815,999
Net Assets	$8,333,783	$179,442,281
Net Assets Represent:
Paid-in capital	$31,707,725	$233,183,835
Undistributed net investment loss	(40,222)	(1,047,907)
Accumulated net realized loss from investments	(24,538,778)	(67,506,930)
Net unrealized appreciation of investments	1,205,058	14,813,283
Net Assets	$8,333,783	$179,442,281
Institutional Class Shares - Net Assets	$8,333,783	n/a
Shares outstanding	1,100,764	n/a
Net asset value, offering and redemption price per share	$7.57	n/a
Class A Shares - Net Assets	n/a	$176,878,141
Shares outstanding	n/a	12,722,802
Net asset value and redemption price per share	n/a	$13.90
Offering price per share based on a maximum sales charge of 5.75% (Net asset value per share/(100% - maximum sales charge))	n/a	$14.75
Class C Shares - Net Assets	n/a	$2,564,140
Shares outstanding	n/a	189,850
Net asset value and offering price per share	n/a	$13.51
* Investments at cost	$7,467,813	$170,743,250

The accompanying notes are an integral part of these financial statements.

Managers AMG Funds

Statements of Operations

For the six months ended November 30, 2009 (unaudited)

	Essex Growth	Essex Small/Micro Cap Growth
Investment Income:
Dividend income	$16,897	$196,552
Foreign withholding tax	(402)	—
Securities lending fees	2,722	125,342
Total investment income	19,217	321,894
Expenses:
Investment advisory and management fees	40,809	963,692
Distribution fees - Class A shares	n/a	237,404
Distribution fees - Class C shares	n/a	14,075
Professional fees	10,775	28,904
Registration fees	5,679	17,860
Custodian	2,839	20,031
Transfer agent	2,207	38,544
Trustees fees and expenses	122	8,205
Reports to shareholders	—	35,824
Miscellaneous	577	5,556
Total expenses before offsets	63,008	1,370,095
Expense reductions	(3,570)	(294)
Net expenses	59,438	1,369,801
Net investment loss	(40,221)	(1,047,907)
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	242,181	(6,439,132)
Net unrealized appreciation of investments	921,231	32,529,201
Net realized and unrealized gain	1,163,412	26,090,069
Net increase in net assets resulting from operations	$1,123,191	$25,042,162

The accompanying notes are an integral part of these financial statements.

Managers AMG Funds

Statements of Changes in Net Assets

For the six months ended November 30, 2009 (unaudited) and for the fiscal year ended May 31, 2009

	Essex Growth		Essex Small/Micro Cap Growth
	November 30, 2009	May 31, 2009	November 30, 2009	May 31, 2009
Increase (Decrease) in Net Assets From Operations:
Net investment loss	($40,221)	($101,728)	($1,047,907)	($1,879,972)
Net realized gain (loss) on investments	242,181	(6,435,345)	(6,439,132)	(58,139,095)
Net unrealized appreciation (depreciation) of investments	921,231	(1,614,278)	32,529,201	(24,819,330)
Net increase (decrease) in net assets resulting from operations	1,123,191	(8,151,351)	25,042,162	(84,838,397)
From Capital Share Transactions:
Proceeds from sale of shares	444,750	214,217	34,082,068	144,719,605
Cost of shares repurchased	(549,150)	(4,036,396)	(47,801,301)	(70,490,078)
Net increase (decrease) from capital share transactions	(104,400)	(3,822,179)	(13,719,233)	74,229,527
Total increase (decrease) in net assets	1,018,791	(11,973,530)	11,322,929	(10,608,870)
Net Assets:
Beginning of period	7,314,992	19,288,522	168,119,352	178,728,222
End of period	$8,333,783	$7,314,992	$179,442,281	$168,119,352
End of period undistributed net investment loss	($40,222)	—	($1,047,907)	—

The accompanying notes are an integral part of these financial statements.

Essex Growth Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Institutional Class Shares	For the six months ended November 30, 2009 (unaudited)	For the fiscal year ended May 31,					For the fiscal year ended October 31, 2004
		2009	2008	2007	2006	2005*
Net Asset Value, Beginning of Period	$6.58	$11.10	$11.11	$9.97	$8.86	$8.54	$8.97
Income from Investment Operations:
Net investment loss	(0.04)	(0.07)[5]	(0.08)[5]	(0.11)	(0.10)	(0.03)	(0.10)
Net realized and unrealized gain (loss) on investments	1.03	(4.45)[5]	0.07 [5]	1.25	1.21	0.35	(0.33)
Total from investment operations	0.99	(4.52)	(0.01)	1.14	1.11	0.32	(0.43)
Net Asset Value, End of Period	$7.57	$6.58	$11.10	$11.11	$9.97	$8.86	$8.54
Total Return [1]	15.05%[2]	(40.72)%	(0.09)%	11.43%	12.53%	3.75%[2]	(4.79)%
Ratio of net expenses to average net assets	1.46%[3]	1.43%	1.27%	1.24%	1.29%	1.41%[3]	1.31%
Ratio of net investment loss to average net assets [1]	(0.99)%[3]	(0.89)%	(0.72)%	(0.77)%	(0.68)%	(0.42)%[3]	(0.98)%
Portfolio turnover	76%[2]	133%	171%	100%	74%	139%[2]	107%
Net assets at end of period (000’s omitted)	$8,334	$7,315	$19,289	$15,847	$24,092	$39,434	$59,934

Ratios absent expense offsets: [4]
Ratio of total expenses to average net assets	1.54%[3]	1.49%	1.47%	1.31%	1.33%	—	—
Ratio of net investment loss to average net assets	(1.07)%[3]	(0.95)%	(0.91)%	(0.84)%	(0.73)%	—	—

*	For the period November 1, 2004 through May 31, 2005.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]	Not Annualized.
[3]	Annualized.
[4]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[5]	Per share numbers have been calculated using average shares.

Essex Small/Micro Cap Growth Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Class A Shares	For the six months ended November 30, 2009 (unaudited)	For the fiscal year ended May 31,
		2009	2008	2007	2006*	2005	2004
Net Asset Value, Beginning of Period	$12.17	$19.92	$21.35	$18.93	$14.81	$15.18	$10.55
Income from Investment Operations:
Net investment loss	(0.08)	(0.15)[5]	(0.22)[5]	(0.21)	(0.06)	(0.26)	(0.18)
Net realized and unrealized gain (loss) on investments	1.81	(7.60)[5]	(0.97)[5]	2.72	4.94	0.48 [6]	4.97
Total from investment operations	1.73	(7.75)	(1.19)	2.51	4.88	0.22	4.79
Less Distributions to Shareholders from:
Net realized gain on investments	—	—	(0.24)	(0.09)	(0.76)	(0.59)	(0.16)
Net Asset Value, End of Period	$13.90	$12.17	$19.92	$21.35	$18.93	$14.81	$15.18
Total Return [1]	14.22%[2,7]	(38.91)%[7]	(5.78)%	13.40%	33.35%	1.16%	45.39%
Ratio of net expenses to average net assets	1.41%[3]	1.49%	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of net investment loss to average net assets [1]	(1.08)%[3]	(1.11)%	(1.06)%	(1.11)%	(1.04)%	(1.26)%	(1.28)%
Portfolio turnover	50%[2]	67%	57%	100%	78%	118%	84%
Net assets at end of period (000’s omitted)	$176,878	$165,444	$170,132	$93,097	$66,702	$8,510	$24,333

Ratios absent expense offsets: [4]
Ratio of total expenses to average net assets	1.41%[3]	1.49%	1.49%	1.50%	1.91%	2.17%	2.50%
Ratio of net investment loss to average net assets	(1.08)%[3]	(1.11)%	(1.06)%	(1.12)%	(1.45)%	(1.92)%	(2.29)%

Class C Shares	For the six months ended November 30, 2009 (unaudited)	For the fiscal year ended May 31,			For the fiscal period ended May 31, 2006*
		2009	2008	2007
Net Asset Value, Beginning of Period	$11.87	$19.58	$21.14	$18.89	$19.71
Income from Investment Operations:
Net investment loss	(0.08)	(0.27)[5]	(0.37)[5]	(0.18)	(0.04)
Net realized and unrealized gain (loss) on investments	1.72	(7.44)[5]	(0.96)[5]	2.52	(0.78)
Total from investment operations	1.64	(7.71)	(1.33)	2.34	(0.82)
Less Distributions to Shareholders from:
Net realized gain on investments	—	—	(0.23)	(0.09)	—
Net Asset Value, End of Period	$13.51	$11.87	$19.58	$21.14	$18.89
Total Return [1]	13.82%[2,7]	(39.38)%[7]	(6.42)%	12.41%	(4.11)%[2]
Ratio of net expenses to average net assets	2.16%[3]	2.24%	2.24%	2.24%	2.24%[3]
Ratio of net investment loss to average net assets [1]	(1.83)%[3]	(1.90)%	(1.81)%	(1.86)%	(1.76)%[3]
Portfolio turnover	50%[2]	67%	57%	100%	78%
Net assets at end of period (000’s omitted)	$2,564	$2,676	$8,596	$4,331	$2,709

Ratios absent expense offsets: [4]
Ratio of total expenses to average net assets	2.16%[3]	2.24%	2.24%	2.25%	2.56%[3]
Ratio of net investment loss to average net assets	(1.83)%[3]	(1.90)%	(1.81)%	(1.87)%	(2.08)%[3]

*	At the close of business February 28, 2006, all existing shares of the Essex Small/Micro Cap Growth Fund became Class A Shares. Class C shares commenced operations on March 1, 2006.

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]	Not Annualized.
[3]	Annualized.
[4]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes recoupment of previous reimbursements, and non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[5]	Per share numbers have been calculated using average shares.
[6]	The per share number is inconsistent with the Statement of Operations due to the timing of capital share activity.
[7]	The Total Return is based on the Financial Statement Net Asset Values as shown above.

Managers AMG Funds

Notes to Financial Statements

November 30, 2009 (unaudited)

1.	Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are two equity funds, Essex Growth Fund (“Growth”) and Essex Small/Micro Cap Growth Fund (“Small/Micro Cap”) (each a “Fund” and collectively the “Funds”).

Small/Micro Cap offers two classes of shares, Class A and Class C. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Sales of Small/Micro Cap Class A shares may be subject to a front-end sales charge of up to 5.75%. Redemptions of Small/Micro Cap Class A and C shares may be subject to a contingent-deferred sales charge (as a percentage of the original offering price or the net asset value at the time of sale, whichever is less). Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Funds. Under certain circumstances, the value of certain investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. Each Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (“the Investment Manager”) determines that a market quotation is inaccurate.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Funds calculate their NAV. In accordance with procedures approved by the Board of Trustees, the Investment Manager relies upon recommendations of a third-party fair valuation service in adjusting the prices of such foreign portfolio investments. The Funds may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices of thinly traded securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Generally Accepted Accounting Principles (GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the

Managers AMG Funds

Notes to Financial Statements (continued)

Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of November 30, 2009:

	Level 1	Level 2	Level 3	Total
Growth
Investments in Securities
Common Stocks [1]	$8,339,211	—	—	$8,339,211
Short-Term Investments	327,009	$6,651	—	333,660

Total Investments in Securities	8,666,220	6,651	—	8,672,871
Other Financial Instruments [2]	—	—	—	—

Totals	$8,666,220	$6,651	—	$8,672,871

	Level 1	Level 2	Level 3	Total
Small/Micro Cap
Investments in Securities
Common Stocks [1]	$180,125,531	—	—	$180,125,531
Short-Term Investments	5,363,000	$68,002	—	5,431,002

Total Investments in Securities	185,488,531	68,002	—	185,556,533
Other Financial Instruments [2]	—	—	—	—

Totals	$185,488,531	$68,002	—	$185,556,533

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.
[2]

Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Managers AMG Funds

Notes to Financial Statements (continued)

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Funds, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Funds. Both classes have equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan.

The Growth Fund had certain portfolio trades directed to various brokers who paid a portion of the Fund’s expenses. For the six months ended November 30, 2009, under these arrangements the amount by which the Fund’s expenses were reduced and the impact on the expense ratio was $3,558 or 0.08%.

The Funds have a “balance credit” agreement with The Bank of New York Mellon (formerly The Bank of New York) (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended November 30, 2009, the custodian expense was not reduced for either Fund.

The Trust also has a balance credit arrangement with its Transfer Agent, PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC, Inc.), whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended November 30, 2009, the transfer agent expense was reduced as follows: Growth - $12 and Small/Micro Cap - $294.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended November 30, 2009, overdraft fees for Growth and Small/Micro Cap equaled $0 and $158, respectively.

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments each Fund may have made in the JPMorgan Liquid Assets Portfolio – Capital Shares. For the six months ended November 30, 2009, the management fee was not reduced for either Fund.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense offsets such as brokerage recapture credits, but include non-reimburseable expenses, if any, such as interest and taxes.

d.	Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes.

Distributions are recorded on the ex-dividend date and are declared separately for each class. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles.

These differences are primarily due to differing treatments for losses deferred due to wash sales, REITs, equalization accounting for tax purposes, foreign currency, options, futures, and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended May 31, 2006-2009), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f.	Capital Loss Carryovers and Deferrals

As of November 30, 2009 the following Fund had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Fund	Capital Loss Carryover Amount	Expires May 31,
Growth	$17,766,477	2010
	2,605,113	2017

Total	$20,371,590

Small/Micro Cap	$18,966,387	2017

Managers AMG Funds

Notes to Financial Statements (continued)

g.	Capital Stock

The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value, for each Fund. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date. For the six months ended November 30, 2009, and the fiscal year ended May 31, 2009, the capital stock transactions by class for the Funds were:

	Growth
	November 30, 2009		May 31, 2009
	Shares	Amount	Shares	Amount
Institutional Class Shares
Sale of shares	63,768	$444,750	30,435	$214,217
Shares repurchased	(74,488)	(549,150)	(656,716)	(4,036,396)

Net decrease	(10,720)	($104,400)	(626,281)	($3,822,179)

	Small/Micro Cap
	November 30, 2009		May 31, 2009
	Shares	Amount	Shares	Amount
Class A Shares
Sale of shares	2,504,739	$34,004,083	10,423,501	$143,484,260
Shares repurchased	(3,373,436)	(47,242,751)	(5,372,927)	(66,215,487)

Net increase (decrease)	(868,697)	($13,238,668)	5,050,574	$77,268,773

Class C Shares
Sale of shares	5,850	$77,983	75,412	$1,235,345
Shares repurchased	(41,382)	(558,549)	(289,165)	(4,274,591)

Net decrease	(35,532)	($480,566)	(213,753)	($3,039,246)

At November 30, 2009, certain shareholders and omnibus shareholder accounts individually held greater than 10% of the outstanding shares of the Funds as follows: Growth Institutional Class - one owns 26%; Small/Micro Cap Class A - two collectively own 52%. Transactions by these shareholders may have a material impact on their respective Funds.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration. The Funds’ investment portfolios are managed by Essex Investment Management Co., LLC (“Essex”), which serves pursuant to a Subadvisory Agreement between the Investment Manager and Essex with respect to each of the Funds. AMG indirectly owns a majority interest in Essex.

Managers AMG Funds

Notes to Financial Statements (continued)

Growth and Small/Micro Cap are obligated by each Investment Management Agreement to pay monthly a management fee to the Investment Manager at an annual rate of 1.00% of the average daily net assets of each Fund. Under the Investment Management Agreements with the Funds, the Investment Manager provides a variety of administrative services to the Funds. The Investment Manager receives no additional compensation from the Funds for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Essex, Essex reimburses the Investment Manager for the costs that the Investment Manager bears in providing such services to the Funds.

The Investment Manager has contractually agreed, through at least October 1, 2010, to waive fees and pay or reimburse expenses of Small/Micro Cap to the extent total annual operating expenses (exclusive of taxes, interest, brokerage costs, acquired fund expenses and extraordinary expenses) exceed the following percentages of the Fund’s average daily net assets: Class A – 1.49%, Class C – 2.24%.

Small/Micro Cap is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses in any such future year to exceed the previously stated expense limitation percentage based on the Fund’s average daily net assets. For the six months ended November 30, 2009, Small/Micro Cap made no repayments to the Investment Manager. At November 30, 2009, there was no cumulative amount of reimbursement by the Investment Manager subject to repayment by Small/Micro Cap.

The aggregate annual retainer paid to each Independent Trustee is $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $15,000 per year. The Chairman of the Audit Committee receives an additional payment of $5,000 per year. The “Trustees fees and expenses” shown in the financial statements represent the Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Funds are distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI.

Small/Micro Cap adopted a distribution and service plan (the “Plan”) with respect to the Class A and Class C shares of the Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the FINRA regarding asset-based sales charges. Pursuant to the Plan, Small/ Micro Cap may compensate MDI for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to MDI up to 0.25% and 1.00% annually of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. The Plan further provides for periodic payments by MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Class A or Class C shares of Small/Micro Cap for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

On June 23, 2009, the Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the Managers Family of Funds (the “Fund Family”). Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Funds’ Board of Trustees (the “Board”), and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the period from June 23, 2009 through November 30, 2009, the following Funds either borrowed from or lent to other Funds in the Fund family. Growth borrowed varying amounts up to $122,046 for 3 days paying interest of $4; Small/Micro Cap borrowed varying amounts up to $1,120,599 for 3 days paying interest of $131. The interest amounts can be found in the Statement of Operations as part of miscellaneous expense. At November 30, 2009, the following interfund loan was outstanding:

Borrowing Fund	Loan Date	Description	Due Date	Payable Amount
Small/Micro Cap	11/27/2009	Interfund Loan, 1.095%	12/4/2009	$1,055,405

Managers AMG Funds

Notes to Financial Statements (continued)

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended November 30, 2009, for Growth were $6,089,091 and $6,116,406, respectively; and for Small/Micro Cap were $91,300,702 and $94,233,315, respectively. There were no purchases or sales of U.S. Government securities for either Fund.

4.	Portfolio Securities Loaned

The Funds may participate in a securities lending program offered by BNYM, providing for the lending of securities to qualified brokers. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned.

Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

In September of 2008, BNYM advised the Investment Manager that the ICRF had exposure to certain defaulted debt obligations, and that BNYM had established a separate sleeve of the ICRF to hold these securities. The net impact of these positions is not material to each Fund. Each Fund’s position, if any, in the separate sleeves of the ICRF is included in the Schedule of Portfolio Investments and the unrealized loss on such investment is included in Net Unrealized Depreciation on the Statement of Assets and Liabilities and Statement of Operations.

5.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

6.	Subsequent Events

The Funds have determined that no additional material events or transactions occurred subsequent to November 30, 2009, and through January 22, 2010, the date of issuance of the Funds’ financial statements, which require additional disclosure in the Funds’ financial statements.

Annual Renewal of Investment Advisory Agreements (unaudited)

On June 4-5, 2009, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of Essex Growth Fund and Essex Small/Micro Cap Growth Fund (each a “Fund”) and the Subadvisory Agreement with the Subadvisor with respect to each Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Funds, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each a “Peer Group”), performance information for the relevant benchmark index for each Fund (each a “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 4-5, 2009, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Funds and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain an expense limitation for the Essex Small/ Micro Cap Growth Fund.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under each Subadvisory Agreement.

Performance.

With respect to the Essex Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year and 5-year periods ended March 31, 2009 and for the period from the Fund’s inception on November 1, 1999 through March 31, 2009 was below the median performance of the Peer Group for each period and below, below, below and above, respectively, the performance of the Fund Benchmark, the Russell 3000 Growth Index. The Trustees also took into account management’s discussion of the Fund’s performance, noting that although the market environment in certain years has been adverse to the Subadvisor’s growth-style investments, the Fund has experienced strong relative returns in recent periods, including for the first quarter of 2009, and since the Fund’s inception relative to the Fund Benchmark. The Trustees concluded that the Fund’s performance has been satisfactory in light of all factors considered.

With respect to the Essex Small/Micro Cap Fund, the Trustees noted that the Fund’s performance for Class A shares for the 1-year, 3-year and 5-year periods ended March 31, 2009 and for the period from the Fund’s inception on September 28, 2000 through March 31, 2009 was below, below, above and above, respectively, the median performance of the Peer Group and below, below, below and above, respectively, the performance of the Fund Benchmark, the Russell 2000 Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the fact that for the five-year and since inception periods, the Fund has experienced strong performance relative to the Peer Group. The Trustees concluded that the Fund’s performance has been satisfactory in light of all factors considered.

As noted above, the Board considered each Fund’s performance during relevant time periods as compared to the Fund’s Peer Group and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and noted that the Board reviews on a quarterly basis detailed information about both the

Annual Renewal of Investment Advisory Agreements (continued)

Fund’s performance results and portfolio composition as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

Advisory and Subadvisory Fees and Profitability.

In considering the reasonableness of the advisory fee payable to the Investment Manager and the subadvisory fee payable by the Investment Manager to the Subadvisor with respect to each Fund, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from each Fund. The Trustees also noted the current asset level of each Fund, including the effect on assets attributable to the economic and market conditions over the past year, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the current asset levels of the Funds and the undertaking by the Investment Manager to maintain an expense limitation for the Essex Small/Micro Cap Growth Fund. The Board also took into account management’s discussion of the current advisory fee structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadvisor, the Trustees reviewed information provided by the Subadvisor regarding the cost to the Subadvisor of providing subadvisory services to each Fund and the resulting profitability from the relationships. The Trustees noted the current asset levels of the Funds and the undertaking by the Investment Manager to maintain an expense limitation for the Essex Small/Micro Cap Growth Fund. As a consequence, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with such Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of such Fund by the Subadvisor to be a material factor in their considerations at this time.

With respect to the Essex Growth Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2009 were both higher than the average for the Fund’s Peer Group. The Board also took into account the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

With respect to the Essex Small/Micro Cap Growth Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2009 were both higher than the average for the Fund’s Peer Group. The Board also took into account the current size of the Fund. The Trustees took into account the fact that the Investment Manager has contractually agreed, through October 1, 2009, to limit the Fund’s net annual operating expenses to 1.49% for Class A shares and 2.24% for Class C Shares. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

*     *     *     *

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management and Subadvisory Agreements in addition to the conclusions discussed above: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under the Subadvisory Agreements and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement (as applicable) would be in the best interests of each Fund and its shareholders. Accordingly, on June 4-5, 2009, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management and Subadvisory Agreements (as applicable) for each Fund.

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Investment Manager and Administrator

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Subadvisor

Essex Investment Management Co., LLC

125 High Street, 29th Floor

Boston, Massachusetts 02110

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS		BALANCED FUNDS
EMERGING MARKETS EQUITY	CHICAGO EQUITY PARTNERS	CHICAGO EQUITY PARTNERS BALANCED
Rexiter Capital Management Limited	MID-CAP	Chicago Equity Partners, LLC
Schroder Investment Management North	Chicago Equity Partners, LLC
America Inc.		ALTERNATIVE FUNDS
REAL ESTATE SECURITIES
ESSEX GROWTH	Urdang Securities Management, Inc.	FQ GLOBAL ALTERNATIVES
ESSEX LARGE CAP GROWTH		FQ GLOBAL ESSENTIALS
ESSEX SMALL/MICRO CAP GROWTH	RENAISSANCE LARGE CAP GROWTH	First Quadrant, L.P.
Essex Investment Management Co., LLC	Renaissance Group LLC
INCOME FUNDS
FQ TAX-MANAGED U.S. EQUITY	SKYLINE SPECIAL EQUITIES	BOND (MANAGERS)
FQ U.S. EQUITY	PORTFOLIO	FIXED INCOME
First Quadrant, L.P.	Skyline Asset Management, L.P.	GLOBAL BOND
GW&K SMALL CAP EQUITY	FRONTIER SMALL CAP GROWTH	Loomis, Sayles & Co., L.P.
Gannett Welsh & Kotler, LLC	Frontier Capital Management Company, LLC	BOND (MANAGERS PIMCO)
INSTITUTIONAL MICRO-CAP	SPECIAL EQUITY	Pacific Investment Management Co. LLC
MICRO-CAP	Ranger Investment Management, L.P.	CALIFORNIA INTERMEDIATE TAX-FREE
Lord, Abbett & Co. LLC	Lord, Abbett & Co. LLC	Miller Tabak Asset Management LLC
WEDGE Capital Management L.L.P.	Smith Asset Management Group, L.P.
Next Century Growth Investors LLC	Federated MDTA LLC	GW&K MUNICIPAL BOND
Voyageur Asset Management Inc.		GW&K MUNICIPAL ENHANCED YIELD
	SYSTEMATIC VALUE	Gannett Welsh & Kotler, LLC
INTERNATIONAL EQUITY	SYSTEMATIC MID CAP VALUE
AllianceBernstein L.P.	Systematic Financial Management, L.P.	HIGH YIELD
Lazard Asset Management, LLC		J.P. Morgan Investment Management LLC
Martin Currie Inc.	TIMESSQUARE MID CAP GROWTH
	TIMESSQUARE SMALL CAP GROWTH	INTERMEDIATE DURATION GOVERNMENT
	TimesSquare Capital Management, LLC	SHORT DURATION GOVERNMENT
Smith Breeden Associates, Inc.
MONEY MARKET
JPMorgan Investment Advisors Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended November 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date: February 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date: February 2, 2010

By:	/S/ DONALD S. RUMERY
Donald S. Rumery, Chief Financial Officer

Date: February 2, 2010